Equity - Schedule of Non-controlling Interest Movement (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Beginning balance	$ 69,087	$ 94,445
Comprehensive income	(626)	(16,624)
Ending balance	$ 68,461	$ 77,821